SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognition:
Inventories	$ 554,070	$ 262,022
Net revenues	3,200,583	3,744,512	$ 3,390,393
Electricity
Revenue recognition:
Net revenues	3,900	4,700	$ 10,900
Uncollectable Revenue
Revenue recognition:
Inventories	$ 7,700	$ 9,000